Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

6. Subsequent Events

The Company’s management has evaluated subsequent events up to November 17, 2017, the date the unaudited condensed interim financial statements were issued, pursuant to the requirements of ASC 855 and has determined that there are no material subsequent events to report.